SHARE-BASED COMPENSATION EXPENSE (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 14, 2025	Apr. 30, 2025	Sep. 30, 2025	Apr. 18, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reverse stock split	1-for-8 reverse stock splits		1-for-8 reverse stock splits
2025 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share issuance		512,500		512,500
Share garnted		512,500
Price per share		$ 12.4
Share based compensation		$ 6,355,000